Shareholder Report, Holdings (Details) - C000194765	Apr. 30, 2026
15135U109 | Cenovus Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
626755102 | Murphy USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
86765K109 | Sunoco, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
867224107 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EnergyB43WJC5
Holdings [Line Items]
Percent of Total Investments	76.20%
Energy29273V100
Holdings [Line Items]
Percent of Total Investments	22.80%
Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.00%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	95.70%